Subsequent events	6 Months Ended
Jun. 30, 2021
Subsequent events.
Subsequent events

Note 22 – Subsequent events

Renewal of Corporate Revolver

Subsequent to June 30, 2021, the Company renewed its Corporate Revolver under substantially the same terms, extending the facility’s maturity date from March 22, 2024 to July 9, 2025. Refer to note 9 (a) for further details on the Corporate Revolver.